Discontinued Operation (Details Textual) - USD ($)		12 Months Ended
	Sep. 05, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Description of discontinued operation	The Company sold 90% equity of wholly owned subsidiary AMG Belize to Mr. Zhentao Jiang (the “Buyer”), a related party, at a sales price of $450,000 (the “Transfer Price”). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller’s designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the Agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.	The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement
Impairment loss on receivables		$ 923,217
Impairment loss on intangible assets		2,711,535
Gain on disposal of operation		$ 5,072,068